Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Long-Term Assets [Abstract]
Schedule of other long-term assets
As at December 31,	2022	2021
Prepaid expenses	$116	$336
Deferred charges (Note 13)	247	511
Pension benefits (Note 32)	47,312	30,105
Other	302	302
Other long-term assets	$47,977	$31,254